Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

December 31, 2015 (millions of Canadian dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	13,803	4,625	853	10,031
Distribution	9,205	3,177	238	6,266
Communication	1,006	609	18	415
Administration and service	1,531	848	35	718
Easements	523	60	—	463

	26,068	9,319	1,144	17,893

December 31, 2014 (millions of Canadian dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	13,209	4,416	626	9,419
Distribution	9,076	3,225	320	6,171
Communication	1,100	615	56	541
Administration and service	1,502	793	23	732
Easements	623	85	—	538

	25,510	9,134	1,025	17,401

Financing charges capitalized on property, plant and equipment under construction were $50 million in 2015 (2014 – $48 million).